NET LOSS PER SHARE - Summary of Earning Per Shares Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.'s shareholders	¥ (607,509)	$ (88,080)	¥ (451,754)	¥ (211,900)
Accretion of convertible redeemable preferred shares to redemption value | ¥			(1,989)	(62,733)	¥ (36,802)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (607,509)	$ (88,080)	¥ (453,743)	¥ (274,633)
Denominator:
Weighted-average number of ordinary shares outstanding-basic (in shares)	338,342,051	338,342,051	328,866,599	99,044,776
Weighted-average number of ordinary shares outstanding-diluted (in shares)	338,342,051	338,342,051	328,866,599	99,044,776
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders-basic | (per share)	¥ (1.80)	$ (0.26)	¥ (1.38)	¥ (2.77)
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders-diluted | (per share)	¥ (1.80)	$ (0.26)	¥ (1.38)	¥ (2.77)